Consolidated Statements of Comprehensive income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues, net of rebates and discounts	$ 182,887	$ 180,244	$ 148,200
Business taxes and surcharges	(3,358)	(5,650)	(7,679)
Net revenues	179,529	174,594	140,521
Cost of revenues	(98,459)	(93,260)	(84,012)
Gross profit	81,070	81,334	56,509
Operating expenses
Research and development expenses	(35,287)	(28,832)	(20,357)
Sales and marketing expenses	(29,253)	(26,610)	(20,219)
General and administrative expenses	(29,960)	(23,073)	(18,474)
Total operating expenses	(94,500)	(78,515)	(59,050)
Net gain from exchanges of content copyrights	1,556	1,020	4,666
Operating income / (loss)	(11,874)	3,839	2,125
Interest income	6,733	1,189	1,377
Interest expense	(163)		(1,400)
Other income, net	13,966	4,679	564
Share of (loss) / income from an equity investee	(259)	25	(45)
Income before income tax	8,403	9,732	2,621
Income tax benefit / (expense)	1,459	647	(2,239)
Net income	9,862	10,379	382
Less: net loss attributable to the non-controlling interest	(950)	(283)	(121)
Net income attributable to Xunlei Limited	10,812	10,662	503
Net income attributable to shareholders
Allocation of net income to participating preferred shareholders		(4,094)
Acceleration of amortization of beneficial conversion feature	(49,346)
Deemed dividend to certain shareholders from repurchase of shares	(14,926)
Deemed dividend to preferred shareholders upon initial public offering	(32,807)
Net (loss) / income attributable to Xunlei Limited's common shareholders	(105,366)	2,268	(313)
Net income	9,862	10,379	382
Other comprehensive income / (loss): Foreign currency translation adjustment, net of tax	(114)	2,775	490
Comprehensive income	9,748	13,154	872
Less: comprehensive income attributable to non-controlling interest shareholders	(955)	(276)	(120)
Comprehensive income attributable to Xunlei Limited	10,703	13,430	992
Basic net (loss) / income per share attributable to Xunlei Limited	$ (0.54)	$ 0.04	$ (0.01)
Weighted average number of common shares outstanding-basic	194,711,227	61,447,372	61,447,372
Diluted net (loss) / income per share attributable to Xunlei Limited	$ (0.54)	$ 0.01	$ (0.01)
Weighted average number of common shares outstanding-diluted	194,711,227	76,065,898	61,447,372
Series C [Member]
Net income attributable to shareholders
Beneficial Conversion Feature of convertible preferred shares from their modifications			(286)
Deemed contribution			2,979
Series D Preferred Stock [Member]
Net income attributable to shareholders
Deemed dividend to shareholder from its modification	(279)
Accretion to convertible redeemable preferred shares redemption value	(1,870)	(4,300)	(3,509)
Series C To One Series C [Member]
Net income attributable to shareholders
Contingent beneficial conversion feature	(57)
Series E Preferred Shares [Member]
Net income attributable to shareholders
Accretion to convertible redeemable preferred shares redemption value	(12,754)
Amortization of beneficial conversion feature	(4,139)
Acceleration of amortization of beneficial conversion feature	$ (49,346)